Investments in Entities and its Valuations	6 Months Ended
Sep. 30, 2017
Investments in Entities and its Valuations [Abstract]
INVESTMENTS IN ENTITIES AND ITS VALUATIONS

7 — INVESTMENTS IN ENTITIES AND ITS VALUATIONS

JiaXing YiTou ShangMa Investments Limited Partnership Company

On December 2014, the Company acquired 10% ownership interest in JiaXing YiTou ShangMa Investments Limited Partnership Company (“JiaXing YiTou”). JiaXing YiTou invests in industrial companies and investment management. It is located in Jiaxing City, Zhejiang Province, PRC. The cash consideration of $15,509 (RMB 100,000) was paid in as equity capital. Such investment is accounted for under the cost method. The Company recognized an investment income of $0 and $0 as other income for the six-months period ended September 30, 2017 and 2016, respectively. The Company recognized an impairment loss on investment in the amount of $0 and $0 for the six-months period ended March 31, 2017 and 2016.

HangZhou ReWan Network Technology Ltd Co.

On May 2015, the Company agreed to contribute registered capital representing an ownership interest of 51% in HangZhou ReWan Network Technology. (“HangZhou ReWan”). HangZhou ReWan was licensed to develop TV animation, game, mobile applications, and hardware. It was located in HangZhou City, Zhejiang Province, PRC. The cash consideration of $87,056 (RMB 510,000) was to be paid in as equity capital. As of March 31, 2016, the Company had contributed $7,387 (RMB 46,670) which were spent on operational expenses, while the remaining 49%, the owner failed to make any capital contribution. During the year ended March 31, 2016, the shareholders of HangZhou ReWan decided to cease its operation and the Company recognized an impairment loss on investment in the amount of $7,387 for the year ended March 31, 2016 which reduced the investment to $0. Such investment is accounted for under the cost method for the year ended March 31, 2016 and as of March 31, 2016 because the investment was not properly funded and executed by all parties. HangZhou Rewan’s dissolution became effective on July 20, 2016.

Investments Valuation

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company’s carrying value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as industry data, general economic conditions, cash flows forecasts or any recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value.

The Company evaluates its cost method investments in accordance to ASC 325-20-35. Impairment charges in connection with its cost method investments were $0 and $0 for the six-months period ended September 30, 2017 and 2016, respectively.

The carrying amount of the investments consist of the following:

	September 30, 2017	March 31, 2017
JiaXing YiTou ShangMa Investments Limited Partnership Company	$75,105	$72,563
Total, net	$75,105	$72,563